Capital Ratios - Capital Ratios for Park and Each Subsidiary (Details)	Dec. 31, 2014	Dec. 31, 2013
Park National Bank
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Risk-Based Capital	10.13%	10.01%
Total Risk-Based	11.74%	11.78%
Leverage	6.96%	7.10%
Park
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Risk-Based Capital	13.39%	13.27%
Total Risk-Based	15.14%	15.91%
Leverage	9.25%	9.48%